TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Operating losses carry forwards	$ 3,471	$ 2,410
Reserves, tax allowances, capital losses carry forwards, operating lease and others	3,952	1,960
Total deferred taxes before valuation allowance	7,423	4,370
Valuation allowance	(5,478)	(1,094)
Deferred tax assets, net:	1,945	3,276
Deferred tax liabilities:
Property and equipment, intangible assets, operating lease and others	(1,647)	(2,173)
Undistributed earnings of subsidiaries	(695)	(154)
Deferred tax liabilities	(2,342)	(2,327)
Net deferred tax assets (liability)	(397)	949
Domestic [Member]
Deferred tax liabilities:
Deferred tax assets, Domestic	(695)	704
Foreign Tax Authority [Member]
Deferred tax liabilities:
Deferred tax assets, Foreign	$ 298	$ 245